Financial and capital risk management (Details 6) $ in Millions	Dec. 31, 2025 USD ($) bbl	Dec. 31, 2024 USD ($) bbl
Bunker Oil Options [Member]
IfrsStatementLineItems [Line Items]
Notional amount per barrel | bbl	22,224,999	24,050,625
Fair value of liabilities	$ (5)	$ 11
Bunker Oil Options [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	(5)
Bunker Oil Forwards Contract [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 15	$ (11)
Nominal amount of hedging instrument	2,070	3,240
Bunker Oil Forwards Contract [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ 15
Nickel Forwards Sold [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 5	$ (7)
Nominal amount of hedging instrument	3,557	4,978
Nickel Forwards Sold [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ 5
Cobalt Forwards [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 1
Nominal amount of hedging instrument	26
Cobalt Forwards [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ 1